Deposits (Details) - Schedule of Deposits Consist of Non-Refundable Deposit - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Deposits Consist of Non-Refundable Deposit [Line Items]
Total deposit allocation	$ 153,000	$ 128,000
Land purchase at Kuantan Integrated Industrial Park [Member]
Schedule of Deposits Consist of Non-Refundable Deposit [Line Items]
Nature of deposit	Non-refundable	Non-refundable
Total deposit allocation	$ 82,000	$ 82,000
Professional service for Kuantan factory [Member]
Schedule of Deposits Consist of Non-Refundable Deposit [Line Items]
Nature of deposit	Non-refundable	Non-refundable
Total deposit allocation	$ 46,000	$ 46,000
Photocopier rent for office use Refundable [Member]
Schedule of Deposits Consist of Non-Refundable Deposit [Line Items]
Total deposit allocation
Parent Company [Member]
Schedule of Deposits Consist of Non-Refundable Deposit [Line Items]
Total deposit allocation		127,664
Parent Company [Member] | Land purchase at Kuantan Integrated Industrial Park [Member]
Schedule of Deposits Consist of Non-Refundable Deposit [Line Items]
Total deposit allocation		80,989
Parent Company [Member] | Professional service for Kuantan factory [Member]
Schedule of Deposits Consist of Non-Refundable Deposit [Line Items]
Total deposit allocation		46,462
Parent Company [Member] | Photocopier rent for office use Refundable [Member]
Schedule of Deposits Consist of Non-Refundable Deposit [Line Items]
Total deposit allocation		$ 213